Share-based Compensation Expenses - Summary of Company's Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of share options
Outstanding as of beginning of the period (in shares)	35,081,495
Exercised (in shares)	(35,919)
Forfeited (in shares)	(616,813)
Outstanding as of end of the period (in shares)	34,428,763	35,081,495
Vested and expected to vest at end of the period (in shares)	34,293,020
Exercisable at the end of the period (in shares)	30,808,961
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars per share)	$ 0.84
Outstanding as of end of the period (in dollars per share)	0.85	$ 0.84
Vested and expected to vest at end of the period (in dollars per share)	0.85
Exercisable at the end of the period (in dollars per share)	$ 0.89
Weighted Average Remaining Contractual Life
Outstanding as of end of the period (in years)	5 years 29 days	5 years 11 months 12 days
Vested and expected to vest at end of the period (in years)	5 years 25 days
Exercisable at the end of the period (in years)	4 years 10 months 17 days
Aggregate Intrinsic Value
Outstanding as of beginning of the period	$ 3,776
Outstanding as of ending of the period	3,742	$ 3,776
Vested and expected to vest at end of the period	3,727
Exercisable at the end of the period	$ 3,337